Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Costs to obtain contracts with customers	$ 1,457
Cost to collect tuition fee from third-party payment channel	302
Prepaid taxes	280	$ 341
Deposit in third-party payment channel	278	380
Prepaid advertising expenses	172
Prepaid professional service fees	164	119
Prepaid rental and other deposits	138	226
Prepaid Directors & Officers insurance	120	128
Others	598	1,333
Total	3,509	$ 2,527
Amount received to transfer the creditor's rights with employees	445
Amount received from employees	$ 445